Share-Based Compensation - Restricted Share Grant Activity (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of RSUs
Unvested, beginning balance	121,471	172,263
Granted	72,620	16,854
Vested	(118,971)	(67,646)
Unvested, ending balance	75,120	121,471	172,263
Weighted-average grant date fair value
Unvested, beginning balance	$ 11.28	$ 10.85
Granted	15.80	17.80
Vested	11.10	11.81
Unvested, ending balance	$ 15.93	$ 11.28	$ 10.85
Weighted-average remaining contractual terms (Years)
Weighted-average remaining contractual terms (Years)	1 year 7 months 2 days	3 months 15 days	10 months 17 days
Aggregated intrinsic value
Aggregated intrinsic value	$ 698,616	$ 1,658,079	$ 3,627,859